SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

As of December 31, 2011, the Company’s current liabilities exceeded its current assets by US$156,455,254. In addition, the Company experienced negative cash flows from operations during the year ended December 31, 2011.

However, Management believes the Company has the ability to meet its financial obligations as they come due, for at least the next twelve months and will continue as a going concern by (i) closely monitoring and managing the Company’s working capital, which may involve seeking extended payment terms from its suppliers, strengthening the accounts receivable collection, implementing more stringent inventory management procedures and will consider liquidation of accounts receivable by discounting banknotes with the relevant financial institutions, as needed, to ensure the sufficient cash flows from operations are obtained to meet the Company’s liquidity requirements; and (ii) obtaining additional debt facilities in order to fund working capital needs, as necessary.

The Company’s continuation as a going concern is dependent upon its ability to generate sufficient cash flows to meet its obligations in a timely manner and to obtain additional financing or refinancing as may be required. The Company has the ability to take the above actions to enable it to continue its operations for at least the next twelve months. Accordingly, the consolidated financial statements have been prepared on a going concern basis.

(b) Basis of consolidation

The consolidated financial statements include the financial statements of ReneSola and its subsidiaries. All inter-company transactions, balances and unrealized profits and losses have been eliminated on consolidation.

(c) Fair value measurement

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sales of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. See Note 7, “Fair Value Measurements”, for further details.

(d) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the reporting periods presented. Actual results could materially differ from these estimates. Significant accounting estimates which are susceptible to change as more information becomes available include allowances for doubtful receivables and advances to suppliers, lower of cost or market charges and other provisions for inventories, accrued liabilities, valuation allowances for long-term prepayments, valuation of deferred tax assets, accruals of warranty costs, useful lives of property, plant and equipment and recoverability of the carrying value of long-lived assets and assets held-for-sale, the determination of fair value of financial instruments, assumptions used in foreign exchange forward contracts and valuation of derivative and other financial instruments, impairment of goodwill, assumptions used to measure other-than-temporary-impairment for long-term equity investment and valuation of share-based compensation inclusive of forfeiture rates of stock options.

(e) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and held with banks, including demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(f) Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s general use, as security for issuance of letters of credit, bank acceptance bills, bank borrowings and bank drafts. Upon maturity of the letters of credit and repayment of bank acceptance bills, bank borrowings and bank drafts which generally occur within one year, the deposits are released by the bank and become available for general use by the Company.

(g) Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the weighted-average method for work-in-process and finished goods and by the first-in-first-out method for raw materials. Inventory costs comprise direct materials, direct labor and those overhead costs that have been incurred in bringing the inventories to their present location and conditions.

Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated market value based on historical and forecast demand. The estimated market value is measured as the estimated selling price of each class of the inventories in the ordinary course of business less estimated costs of completion and disposal and normal profit margin.

The Company outsources portions of its manufacturing process, including cutting ingots into wafers and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots or wafers) to the third-party manufacturers.

For the outsourcing arrangements, the Company maintains such inventory on the Company’s balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturer. Upon receipt of the processed inventory, it is reclassified as work-in-process inventory and a processing fee is paid to the third-party manufacturer. The processing fees paid to the manufacturer are added to the cost of inventory.

The Company provides solar wafer processing services on behalf of third parties who have their own polysilicon supplies. Under certain of these solar wafer processing service arrangements, the Company purchases raw materials from a customer and agrees to sell a specified quantity of solar wafers produced from such materials back to the same customer. The quantity of solar wafers sold back to the customer under these processing arrangements is consistent with the amount of raw materials purchased from the customer based on current production conversion rates. The Company records revenue from these processing transactions based on the amount received for solar wafers sold less the amount paid for the raw materials purchased from the customer. The revenue recognized is recorded as solar wafer processing revenue and the production costs incurred related to providing the processing services are recorded as solar wafer processing costs within cost of revenue.

On occasion, the Company enters into firm purchase commitments to acquire materials from its suppliers. A firm purchase commitment represents an agreement that specifies all significant terms, including the price and timing of the transactions, and includes a disincentive for nonperformance that is sufficiently large to make performance probable. This disincentive is generally in the form of a “take or pay” provision which requires the Company to pay for committed volumes regardless of whether the Company actually takes possession of the materials. The Company evaluates these agreements whenever market prices decrease such that the commitment price is significantly higher than market.  In these instances, the Company evaluates the need to record a loss, if any, on firm purchase commitments using a lower of cost or market approach consistent with that used to value inventory (see Note 5).

(h) Investments

Investments in marketable equity securities are classified as trading, available-for-sale, or held-to-maturity. Investments classified as trading are reported at fair value with unrealized gains and losses included in income. Investments classified as available-for-sale are reported at fair value with unrealized gains and losses recorded in other comprehensive income. The cost of investments sold is determined by specific identification.

The Company routinely reviews available-for-sale securities for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value.  For the years ended December 31, 2009, 2010, and 2011, the Company recorded other-than-temporary impairment loss on the only available-for-sale investment of $13,366,939, $nil, and $6,207,119, respectively.  The available-for-sale investment has been fully impaired as of December 31, 2011.

Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded to other expenses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

(i) Advances to suppliers and advances for purchase of property, plant and equipment

In order to secure a stable supply of silicon materials and construction materials, the Company makes advance payments to suppliers for raw material supplies and advances on purchases of long-lived assets which are offset against future deliveries. Advances to suppliers for purchases expected within twelve months as of each balance sheet date are recorded as advances to suppliers in current assets and those associated with purchases expected over longer periods of time recorded in non-current advance to suppliers. As of December 31, 2010 and 2011, advances to suppliers in current assets were $26,315,038 and $16,163,910, respectively, and non-current advances to suppliers for silicon raw material supplies were $13,743,176 and $17,643,874, respectively. Prepayments for property, plant and equipment are recorded in non-current assets and were $26,930,088 and $25,866,532 as of December 31, 2010 and 2011, respectively. The Company does not require collateral or other security against its advances to suppliers. As a result, the Company’s claims for such prepayments are unsecured, which exposes the Company to the suppliers’ credit risk. The Company performs ongoing credit evaluations of the financial condition of its suppliers.

As of December 31, 2010 and 2011, prepayments made to individual suppliers in excess of 10% of total advances and prepayments to suppliers are as follows:

	At December 31,
	2010	2011
Supplier A	$9,845,337	$17,433,530
Supplier B	$6,540,000	$6,540,000
Supplier C	$10,418,222	—

As of December 31, 2010 and 2011, advances for purchases of property, plant and equipment in excess of 10% of total advances and prepayments to equipment suppliers are as follows:

	At December 31,
	2010	2011
Supplier A	*	$3,471,298
Supplier B	—	$2,855,145
Supplier C	—	$2,826,950
Supplier D	$7,667,871	—
Supplier E	$7,186,659	*
Supplier F	$2,921,619	—

*: Less than 10%.

(j) Business combination

The Company accounts for business acquisitions using the acquisition method of accounting and records intangible assets with finite and indefinite useful lives separate from goodwill. Intangible assets are recorded at their fair value based on estimates as at the date of acquisition. Goodwill is recorded as the residual amount of the purchase price less the fair value assigned to the individual assets acquired and liabilities assumed as the date of acquisition.

(k) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. The Company performs its annual tests for goodwill impairment in the second quarter. The Company will perform an impairment test between scheduled annual tests if facts and circumstances indicate that it is more likely than not that the fair value of a reporting unit that has goodwill is less than its carrying value. The Company compares the fair value of a reporting unit to its carrying amount to determine if goodwill may be impaired. The Company estimates the fair value of a reporting unit using the discounted cash flow methodology. Significant management judgment is required in the forecasts of future operating results and discount rates that we use in the discounted cash flow method of valuation and in the selection of comparable businesses that we used in the market approach. If the fair value of a reporting unit is less than its carrying value, an impairment loss is recorded to the extent that the fair value of the goodwill is less than its carrying value. Fair values for reporting units are determined based on discounted cash flows, market multiples or appraised values.

During the fourth quarter of 2011, as a result of the effects of weakening market conditions on the Company’s forecasts and a sustained, significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that impairment indicators existed and performed an impairment analysis.  Based on the results of the analysis, the estimated fair value of the reporting unit was determined to be higher than the carrying amount.  No impairment charges were recognized during the years ended December 31, 2009, 2010, or 2011.

The carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follow:

	At December 31,
	2010	2011
Beginning of the year	$5,323,406	$5,323,406
Goodwill acquired during the year	—	313,832
Foreign exchange effect	—	9,284
Closing balance	$5,323,406	$5,646,522

(l) Business license

Business license acquired in a business combination and recognized separately from goodwill is initially recorded at its fair value at the acquisition date (which is regarded as its cost). Subsequent to initial recognition, business license with indefinite useful lives that is acquired separately in a business combination is reported at cost less accumulated impairment losses. At the end of each reporting period, the Company reviews the carrying amount of its business license to determine whether there is any indication that it has suffered an impairment loss. If such indication exists, fair value of the asset is estimated in order to determine the extent of an impairment loss (if any). If the carrying amount of the business license exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

(m) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years

Construction in progress represents mainly the construction of new facilities in Zhejiang Yuhui, Sichuan ReneSola, Sichuan Ruiyu and Qinghai Yuhui. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

(n) Assets held-for-sale

Non-current assets and disposal group are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and such non-current assets are available for immediate sale in present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification. Non-current assets classified as held for sale are measured at lower of their carrying amount and fair value less costs to sell.

(o) Interest capitalization

The Company capitalizes interest costs as part of the costs of constructing certain assets during the period of time required to get the assets ready for their intended use. The Company capitalizes interest to extent that expenditures to construct an asset have occurred and interest costs have been incurred.

(p) Prepaid land use right

Prepaid land use right represent payments made to obtain land use rights. Prepaid land use right is recognized as an expense on a straight-line basis over the lease period of 40-50 years.

Expenses recognized were $439,624, $715,405 and $877,168 for the years ended December 31, 2009, 2010 and 2011, respectively.

(q) Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than originally estimated. The Company assesses recoverability of the long-lived assets by comparing the carrying amount of the assets to the estimated future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. The Company recognizes an impairment loss in the event the carrying amount exceeds the estimated future undiscounted cash flows attributable to such assets, measured as the difference between the carrying amount of the assets and the fair value of the impaired assets. The Company did not record any impairment loss of long-lived assets for the years ended December 31, 2009, 2010, or 2011.

(r) Deferred convertible bond/notes issuance costs

The issuance costs of the Company’s Convertible Bond due 2012 (“Convertible Bonds”) in the amount of $4,796,875 were deferred and are being amortized on a straight-line basis, which approximates the effective interest rate method, from March 26, 2007, the date of issuance, to March 26, 2010, the earliest redemption date. The amortization expense was $1,232,828, $84,677 and $nil for the years ended December 31, 2009, 2010 and 2011, respectively.

The issuance costs of the Company’s Convertible Senior Notes due 2018 (“Notes”) in the amount of $7,156,101 were deferred and amortized on a straight-line basis, which approximates the effective interest rate method, from March 15, 2011, the date of issuance, to March 15, 2016, the earliest redemption date. The amortization expense was $881,172 for the year ended December 31, 2011.

(s) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability

(t) Revenue recognition

The Company sells solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and PV cells and modules. The Company also enters into agreements to process silicon materials into silicon ingots and wafers for customers. The Company recognizes revenues when persuasive evidence of an arrangement exists, the products are delivered and title and risk of loss has passed to customers, the price to the buyer is fixed and determinable, and collectability is reasonably assured. Sales agreements typically contain customary product warranties but do not contain any post-shipment obligations nor any return or credit provisions.

A majority of the Company’s contracts provide that products are shipped under free on board (“FOB”) terms or cost, insurance and freight (“CIF”) terms. Under FOB, the Company fulfills its obligation when the goods have passed over the ship’s rail at the named port of shipment. The customer bears all costs and risks of loss or damage to the goods from that point. Under CIF, the Company must pay the costs, insurance and freight necessary to bring the goods to the named port of destination, and bears the risk of loss of or damage to the goods during transit. The Company recognizes revenue when the title of goods and risk of loss or damage is transferred to the customers based on the terms of the sales contracts if other criteria are met.

(u) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, consumables, direct labor, overhead costs, depreciation of plant and equipment, contractor and processing fees and warranty costs. Shipping and handling costs incurred on sale of products and included in sales and marketing expense were $1,207,752, $4,800,640 and $9,058,534 for the years ended December 31, 2009, 2010 and 2011, respectively.

(v) Research and development

Costs related to the design, formulation and testing of new products or process alternatives are include in research and development expenses. Research and development costs are expensed when incurred.

(w) Warranty costs

The Company’s solar modules are typically sold with 25 year warranties against specified declines in the initial minimum power generation capacity at the time of delivery. The Company also provides warranties for solar modules against defects in materials and workmanship for a period of five or ten years from the date of sale. Warranty cost is accrued as revenue is recognized. Due to the limited solar module manufacturing history, the Company does not have a significant history of warranty claim. Cost of warranties is estimated based on an assessment of the Company’s and competitors’ accrual history, industry-standard testing, estimates of failure rates from quality review and other assumptions that are considered to be reasonable under the circumstances. Actual warranty costs are accumulated and charged against accrued warranty liability. To the extent that actual warranty cost differs from the estimates, the Company will prospectively revise the accrual rate. As such estimates are subjective, the Company will continue to analyze its claim history and the performance of its products and compare against its competitors, industry data for warranty claims, and other assumptions, such as academic research, to determine whether its accrual is adequate. As a recent entrant in the market, the Company has adopted a warranty accrual rate of 1.0% of PV module revenues, based on its assessment of industry norms which also represents the Company’s best estimate to date. Should it begin to experience warranty claims differing from its accrual rate, the Company would prospectively revise the warranty accrual rate.

(x) Government grants

Government grants received by the Company consist of unrestricted grants and subsidies and restricted grants. Depending upon the nature of grant, government grants are recognized as either other operating income or as a reduction of property, plant and equipment.

The Company recorded $1,661,588, $1,059,995 and $4,305,347 for the years ended December 31, 2009, 2010 and 2011 in other operating income, respectively. Government grants related to property, plant and equipment are recorded as deferred liabilities and are amortized on a straight-line basis over the useful life of associated assets. The Company received government grant related to property, plant and equipment and land use right of $5,959,476, $13,882,069 and $7,132,358 during the years ended December 31, 2009, 2010 and 2011, respectively, and amortized $nil, $306,965 and $628,133 in other operating income for the years ended December 31, 2009, 2010 and 2011, respectively.

(y) Other operating expense (income)

Other operating expense (income) primarily consists of gains or losses on disposal of fixed assets and subsidies received from the government.  Additionally, during 2011, the Company recorded a gain of $13.5 million arising from the forfeiture of a prepaid deposit due to the breach of a solar wafer contract by one of its customers.

(z) Foreign currency

The functional currency of ReneSola Ltd is the United States Dollar (“U.S. dollar”). The functional currency of ReneSola’s subsidiaries in the PRC is Renminbi (“RMB”). The functional currency of ReneSola America and ReneSola Singapore is the U.S. dollar, and the functional currency of ReneSola Germany is Euro.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are translated into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in determination of net income.

The Company has chosen the U.S. dollar as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Income statement items have been translated using the weighted average exchange rate for the year. Translation adjustments have been reported as a component of other comprehensive income in the statement of equity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents denominated in RMB amounted to RMB1,887,831,492 ($286,034,789)  and RMB 1,815,422,496 ($288,440,808) at December 31, 2010 and 2011, respectively. And the Company’s restricted cash denominated in RMB amounted to RMB 222,026,907 ($33,640,407) and RMB 360,623,203 ($57,297,257) at December 31, 2010 and 2011, respectively.

(aa) Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See Note 7, “Fair Value Measurements”, for further details.

(ab) Derivative financial instruments

The Company uses foreign exchange forward contracts to hedge the foreign currency exchange risk inherent in the future cash flows associated with forecasted sales denominated in foreign currencies, mainly in U.S. Dollar or Euro.

The Company accounts for these forward contracts as derivative instruments and recognizes all derivative instruments as either assets or liabilities at fair value in other financial assets or other financial liabilities in the consolidated balance sheets. The Company does not offset the carrying amounts of derivatives with the same counterparty.

In 2010, the Company began to employ foreign currency cash flow hedge accounting with respect to certain foreign-currency forward exchange contracts that the company entered into to hedge potential changes in the cash flow of forecasted foreign currency denominated sales transactions within the next two years attributable to changes in foreign currency exchange rates. When the designed hedging relationships are highly effective, the effective portion of gain or loss on the designated derivative instruments is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated income statements. The ineffective portion of cash flow hedges, if any, is recognized in income immediately. The effectiveness of designated hedging relationships is tested and documented on a quarterly basis. In the fourth quarter of 2011, as the hedged sales transactions were determined to no longer be probable of occurrence as the contract was under re-negotiation and would likely be terminated, the cash flow hedge accounting was discontinued and accordingly, the entire balance in accumulated other comprehensive income was reclassified into net gain (loss) on derivative instruments. The net change associated with hedging transaction was $nil, ($797,091) and ($1,236,306) in the year ended December 31, 2009, 2010 and 2011,

The loss from change in fair value of derivatives, which qualified for cash flow hedge accounting, reported in accumulated other comprehensive income was $797,091 and $1,236,306 in the years ended December 31, 2010 and 2011, respectively.  Of these amounts, $83,594 and $1,164,711 were reclassified into revenue upon realization of the hedged transactions in the end years ended December 31, 2010 and 2011, respectively.  As a result of designed hedging relationship becoming ineffective in the fourth quarter of 2011, the balance of $785,092 recorded in accumulated other comprehensive income was reclassified into net gain (loss) on derivatives.  Accordingly, the ending balance recorded in accumulated other comprehensive income was $713,497 and $nil as of December 31, 2010 and 2011, respectively.  Additionally, the fair value change after the discontinuance of cash flow hedge was $3,689,043.  .

The Company’s other derivative instruments do not qualify for hedge accounting.  Accordingly, gains or losses resulting from changes in the values of those derivative instruments are recognized as (gain) loss on derivatives, net, in the consolidated income statement.

Net (gains) losses on derivative instruments from foreign currency forward exchange contracts were $nil, ($6,268,072)  and $15,296,530, in the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the Company has outstanding foreign exchange forward contracts with a total notional amount of $130,710,000, with none qualified for hedge accounting.

As of December 31, 2010, the Company has $11,659,723 in current derivative assets, $1,380,585 in current derivative liabilities, and $1,583,733 in non-current derivative liabilities in total.  Of these amounts, $840,596 of current derivative assets, $5,548 of current derivative liabilities, and $1,583,733 of non-current derivative liabilities qualified for hedge accounting, respectively. As of December 31, 2011, the Company has $880,917 in current derivative assets, $27,283 in non-current derivative assets, $218,106 in current derivative liabilities, and $181,686 in non-current derivative liabilities in total, none of which qualified for hedge accounting.

(ac) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.

During 2010 and 2011, the Company issued 750,500 and 40,000 ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise, respectively. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

(ad) Share-based compensation

The Company recognizes expenses for services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Black-Scholes option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized ratably over the period the grantee is required to provide services per the conditions of the award. See Note 14, “Share Based Compensation”, for further details.

(ae) Comprehensive income (loss)

Comprehensive income is the change in equity during a period from transactions and other events and circumstances from non-shareholder sources. Components of the Company’s comprehensive income include net income, foreign currency translation adjustments, unrealized gains and losses on available-for-sale investments and fair value change of the derivatives qualify for hedge accounting.

Components of accumulated other comprehensive income:

	At December 31,
	2010	2011
Foreign currency translation adjustments	$39,223,982	$71,645,808
Unrealized gains and losses on available-for-sale investments	(2,329,761)	—
Fair value change of the derivatives qualify for hedge accounting	(713,497)	—
	$36,180,724	$71,645,808

(af) Treasury Stock

On August 20, 2011, the Company’s Board of Directors authorized the Company to repurchase up to $100 million in aggregate value of its outstanding ordinary shares through open market or private transactions during a six months period ending in February, 2012, depending on market condition.  On September 6, 2011 and September 9, 2011, the Company repurchased 309,924 and 335,500 ADSs, respectively, on the open market at a price of $3.0614 and $2.9271, respectively, for a total purchase price of $1,943,822. The Company has legal title to the shares, and no other party has the voting rights associated with these shares.

(ag) Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers and related parties. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful receivables mainly based on the age of receivables and factors surrounding the credit risk of specific customers. The Company performs ongoing credit evaluations of the suppliers’ financial conditions. The Company generally does not require collateral or other security against such suppliers; however, it maintains a reserve for potential credit losses. Such losses have historically been within management’s expectations.

(ah) Recently issued accounting pronouncements

1)              In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This ASU amends current fair value measurement and disclosure guidance to include increased transparency around valuation input and investment categorization. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011, with early adoption prohibited. The Company does not believe that the adoption of ASU 2011-04 in 2012 will have an impact on its consolidated financial statements.

2)              In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU 2011-05 allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This guidance, which is to be applied retrospectively, is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 deferred the effective date of the specific requirement in ASU 2011-05 to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. The Company is evaluating the effect the adoption of these ASUs will have on its consolidated financial statements.

3)              In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 permits an entity to make a qualitative assessment of whether it is more-likely-than-not that a reporting unit’s fair value is less than its carrying value to determine whether it is necessary to perform the two-step goodwill impairment test. If it is determined through the qualitative assessment that a reporting unit’s fair value is more-likely-than-not greater than its carrying value, the two-step impairment tests are not required. The qualitative assessment is optional, allowing entities to go directly to the two-step impairment test. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011, with early adoption permitted. The Company does not believe that the adoption of ASU 2011-08 will have an impact on its consolidated financial statements.

4)              In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities, which require companies to disclose information about financial instruments that have been offset and related arrangements to enable users of their financial statements to understand the effect of those arrangements on their financial position. Companies will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset. ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Company will evaluate the effect of the adoption of ASU 2011-11 on its consolidated financial statements in 2013.